Segment Data - Segment Information (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from Services	$ 4,956.1	$ 5,088.2	$ 5,022.1	$ 4,587.7	$ 4,953.9	$ 4,972.5	$ 4,861.3	$ 4,542.2	$ 19,654.1	$ 19,329.9	$ 20,762.8
Operating Unit Profit									879.6	832.7	859.1
Intangible asset amortization expense									(36.0)	(32.8)	(33.4)
Interest and other expenses									(49.5)	(28.2)	(38.3)
Earnings before income taxes									701.3	660.7	681.6
Franchise fees									23.3	24.2	25.4
Depreciation and Amortization Expense									85.3	77.7	83.8
Earnings from Equity Investments									3.6	8.0	3.0
Total Assets	7,574.2				7,517.5				7,574.2	7,517.5	7,181.2
Equity Investments	145.8				137.9				145.8	137.9	132.3
Long-Lived Assets	150.6				152.2				150.6	152.2	154.4
Reportable segments | Americas
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from Services									4,297.2	4,492.0	4,583.7
Operating Unit Profit									196.5	200.8	181.6
Depreciation and Amortization Expense									12.6	12.2	13.5
Earnings from Equity Investments									0.0	0.0	0.0
Total Assets	2,033.3				2,013.4				2,033.3	2,013.4	1,816.8
Equity Investments	0.0				0.0				0.0	0.0	0.0
Long-Lived Assets	34.0				33.3				34.0	33.3	33.7
Reportable segments | Americas | United States | Reportable subsegments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from Services									2,836.8	3,005.8	3,086.4
Operating Unit Profit									142.9	143.8	125.4
Franchise fees									15.1	15.2	16.1
Depreciation and Amortization Expense									9.9	9.3	9.4
Earnings from Equity Investments									0.0	0.0	0.0
Total Assets	1,718.9				1,708.5				1,718.9	1,708.5	1,532.7
Equity Investments	0.0				0.0				0.0	0.0	0.0
Long-Lived Assets	27.7				26.0				27.7	26.0	25.4
Reportable segments | Americas | Other Americas | Reportable subsegments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from Services									1,460.4	1,486.2	1,497.3
Operating Unit Profit									53.6	57.0	56.2
Depreciation and Amortization Expense									2.7	2.9	4.1
Earnings from Equity Investments									0.0	0.0	0.0
Total Assets	314.4				304.9				314.4	304.9	284.1
Equity Investments	0.0				0.0				0.0	0.0	0.0
Long-Lived Assets	6.3				7.3				6.3	7.3	8.3
Reportable segments | Southern Europe
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from Services									7,497.6	7,291.5	8,032.5
Operating Unit Profit									376.9	369.6	382.6
Depreciation and Amortization Expense									16.4	15.2	18.6
Earnings from Equity Investments									3.6	7.9	6.0
Total Assets	2,889.8				2,678.1				2,889.8	2,678.1	2,619.8
Equity Investments	139.7				136.5				139.7	136.5	130.6
Long-Lived Assets	62.4				58.1				62.4	58.1	62.7
Reportable segments | Southern Europe | France | Reportable subsegments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from Services									4,837.4	4,661.3	5,351.6
Operating Unit Profit									250.6	258.8	275.5
Depreciation and Amortization Expense									11.0	10.1	13.0
Earnings from Equity Investments									0.0	0.4	0.4
Total Assets	2,104.8				1,926.3				2,104.8	1,926.3	1,922.7
Equity Investments	0.2				0.0				0.2	0.0	0.7
Long-Lived Assets	39.7				39.2				39.7	39.2	44.6
Reportable segments | Southern Europe | Italy | Reportable subsegments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from Services									1,167.7	1,226.1	1,178.8
Operating Unit Profit									79.1	70.9	64.2
Depreciation and Amortization Expense									1.9	1.9	2.4
Earnings from Equity Investments									0.0	0.0	0.0
Total Assets	294.9				267.1				294.9	267.1	230.0
Equity Investments	0.4				0.2				0.4	0.2	0.2
Long-Lived Assets	4.4				4.7				4.4	4.7	4.7
Reportable segments | Southern Europe | Other Southern Europe | Reportable subsegments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from Services									1,492.5	1,404.1	1,502.1
Operating Unit Profit									47.2	39.9	42.9
Depreciation and Amortization Expense									3.5	3.2	3.2
Earnings from Equity Investments									3.6	7.5	5.6
Total Assets	490.1				484.7				490.1	484.7	467.1
Equity Investments	139.1				136.3				139.1	136.3	129.7
Long-Lived Assets	18.3				14.2				18.3	14.2	13.4
Reportable segments | Northern Europe(3)
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from Services									5,129.1	5,033.7	5,525.3
Operating Unit Profit									173.0	144.7	177.2
Depreciation and Amortization Expense									10.9	8.9	10.2
Earnings from Equity Investments									0.0	0.1	(3.0)
Total Assets	1,292.4				1,197.7				1,292.4	1,197.7	1,613.9
Equity Investments	0.1				1.4				0.1	1.4	1.4
Long-Lived Assets	25.4				30.5				25.4	30.5	26.7
Reportable segments | APME
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from Services									2,471.3	2,239.1	2,327.1
Operating Unit Profit									88.5	79.3	84.2
Depreciation and Amortization Expense									5.3	4.7	4.4
Earnings from Equity Investments									0.0	0.0	0.0
Total Assets	612.8				533.6				612.8	533.6	501.4
Equity Investments	0.0				0.0				0.0	0.0	0.3
Long-Lived Assets	17.9				19.4				17.9	19.4	20.6
Reportable segments | Right Management
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from Services									258.9	273.6	294.2
Operating Unit Profit									44.7	38.3	33.5
Depreciation and Amortization Expense									3.9	3.7	3.6
Earnings from Equity Investments									0.0	0.0	0.0
Total Assets	136.6				143.9				136.6	143.9	139.1
Equity Investments	0.0				0.0				0.0	0.0	0.0
Long-Lived Assets	10.7				10.5				10.7	10.5	10.6
Corporate
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Corporate expenses									(92.8)	(111.0)	(105.8)
Depreciation and Amortization Expense									0.2	0.2	0.1
Total Assets	609.3				950.8				609.3	950.8	490.2
Equity Investments	6.0				0.0				6.0	0.0	0.0
Long-Lived Assets	$ 0.2				$ 0.4				0.2	0.4	0.1
Additions to Long-Lived Assets									0.0	0.4	0.0
Segment reconciling items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Intangible asset amortization expense									(36.0)	(32.8)	(33.4)
Interest and other expenses									(49.5)	(28.2)	(38.3)
Additions to Long-Lived Assets									54.6	52.3	52.0
Segment reconciling items | Americas
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Additions to Long-Lived Assets									13.8	12.5	13.0
Segment reconciling items | Americas | United States
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Additions to Long-Lived Assets									11.9	10.1	9.1
Segment reconciling items | Americas | Other Americas
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Additions to Long-Lived Assets									1.9	2.4	3.9
Segment reconciling items | Southern Europe
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Additions to Long-Lived Assets									23.9	18.1	15.0
Segment reconciling items | Southern Europe | France
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Additions to Long-Lived Assets									13.3	10.3	7.8
Segment reconciling items | Southern Europe | Italy
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Additions to Long-Lived Assets									1.7	2.4	1.3
Segment reconciling items | Southern Europe | Other Southern Europe
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Additions to Long-Lived Assets									8.9	5.4	5.9
Segment reconciling items | Northern Europe(3)
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Additions to Long-Lived Assets									8.5	12.1	12.5
Segment reconciling items | APME
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Additions to Long-Lived Assets									3.9	4.5	7.9
Segment reconciling items | Right Management
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Additions to Long-Lived Assets									$ 4.5	$ 4.7	$ 3.6